Fair Value Measurements - Recurring (Details) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	$ 49,182	$ 44,460
Liabilities	118	768
Fair Value of debt securities transferred between level 1 and level 2		2
Cumulative gain (loss) adjustment for non performance risk	8	(7)
Derivative liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	98	746
Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	20	22
Retained Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	17	21
Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,704	979
Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	279
Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	308	1,926
Liabilities	0	0
Fair Value, Inputs, Level 1 | Derivative liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Fair Value, Inputs, Level 1 | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Fair Value, Inputs, Level 1 | Retained Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Fair Value, Inputs, Level 1 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Fair Value, Inputs, Level 1 | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	44,176	37,807
Liabilities	4,318	4,913
Fair Value, Inputs, Level 2 | Derivative liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	4,298	4,891
Fair Value, Inputs, Level 2 | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	20	22
Fair Value, Inputs, Level 2 | Retained Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Fair Value, Inputs, Level 2 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	9,061	7,493
Fair Value, Inputs, Level 2 | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	12,098	11,273
Liabilities	15	17
Fair Value, Inputs, Level 3 | Derivative liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	15	17
Fair Value, Inputs, Level 3 | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Fair Value, Inputs, Level 3 | Retained Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	17	21
Fair Value, Inputs, Level 3 | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	43	32
Fair Value, Inputs, Level 3 | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	279
Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	(7,400)	(6,546)
Liabilities	(4,215)	(4,162)
Netting Adjustment Including Collateral | Derivative liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	(4,215)	(4,162)
Netting Adjustment Including Collateral | Other Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Liabilities	0	0
Netting Adjustment Including Collateral | Retained Interest [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Netting Adjustment Including Collateral | Derivatives
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	(7,400)	(6,546)
Netting Adjustment Including Collateral | Other Assets [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
US Corporate
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	23,787	21,706
US Corporate | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
US Corporate | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	20,659	18,788
US Corporate | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	3,128	2,918
US Corporate | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
State and municipal
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	5,749	4,289
State and municipal | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
State and municipal | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	5,171	4,193
State and municipal | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	578	96
State and municipal | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Residential Mortgage Backed Securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,725	1,910
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,709	1,824
Residential Mortgage Backed Securities | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	16	86
Residential Mortgage Backed Securities | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Commercial mortgage backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	3,063	3,035
Commercial mortgage backed | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Commercial mortgage backed | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	3,054	3,025
Commercial mortgage backed | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	9	10
Commercial mortgage backed | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Asset-backed
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	7,918	7,387
Asset-backed | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Asset-backed | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	343	489
Asset-backed | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	7,575	6,898
Asset-backed | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Corporate non US
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,135	1,373
Fair Value of debt securities transferred between level 1 and level 2	13
Corporate non US | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	61
Corporate non US | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	680	646
Corporate non US | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	455	666
Corporate non US | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Government - non-U.S.
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,796	2,410
Fair Value of debt securities transferred between level 1 and level 2	487
Government - non-U.S. | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	56	1,590
Government - non-U.S. | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,738	789
Government - non-U.S. | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	2	31
Government - non-U.S. | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
U.S. Government and federal agency
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	2,013	770
U.S. Government and federal agency | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
U.S. Government and federal agency | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	1,747	545
U.S. Government and federal agency | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	266	225
U.S. Government and federal agency | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	254	229
Available-for-sale Securities | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	231	203
Available-for-sale Securities | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	14	15
Available-for-sale Securities | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	9	11
Available-for-sale Securities | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Trading [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	21	72
Trading [Member] | Fair Value, Inputs, Level 1
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	21	72
Trading [Member] | Fair Value, Inputs, Level 2
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Trading [Member] | Fair Value, Inputs, Level 3
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	0	0
Trading [Member] | Netting Adjustment Including Collateral
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
AssetsFairValueDisclosure	$ 0	$ 0